Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future estimated amortization expense on specifically identifiable intangibles
Goodwill	$ 11,288	$ 11,288
Other intangible assets	3,136
Goodwill recognized in restructuring	11,288
Trade names
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets	3,062
Favorable lease
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets	$ 74
Predecessor
Future estimated amortization expense on specifically identifiable intangibles
Goodwill				$ 113,290	$ 152,568
Other intangible assets			$ 924
Goodwill recognized in restructuring		11,288
Intangible assets, fair value		$ 3,163
Predecessor | Trade names
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets			628
Predecessor | Customer lists
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets			144
Predecessor | Internally developed software
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets			$ 152